Reserves (Details Narrative) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd)	12 Months Ended
Dec. 31, 2018
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Legal reserves percentage description	Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under the PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company's discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends.